Equity (Details 2) (USD $)	0 Months Ended											3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Jan. 23, 2014	Oct. 23, 2013	Jul. 25, 2013	Apr. 25, 2013	Jan. 24, 2013	Oct. 17, 2012	Jul. 24, 2012	Apr. 18, 2012	Jan. 24, 2012	Oct. 21, 2011	Jul. 25, 2011	Sep. 30, 2014	Sep. 30, 2014	Mar. 31, 2014	Apr. 24, 2014	Oct. 31, 2014
Distributions to Owners
Third level cash distribution percentage to general partner													0.10%	0.10%
Distributions
Total distributions												$ 61,500,000
Amount per unit (in dollars per unit)	$ 0.5313	$ 0.5113	$ 0.4938	$ 0.4775	$ 0.4625	$ 0.4500	$ 0.4125	$ 0.3625	$ 0.3500	$ 0.3375	$ 0.1669
TLP
Distributions
Distribution declared per unit (in dollars per unit)													0.665
Amount of distribution declared													0
Amount per unit (in dollars per unit)												$ 0.665
Amount Paid to Limited Partner												8,700,000
Subsequent event
Distributions
Distribution declared per unit (in dollars per unit)																$ 0.6088
Amount of distribution declared																65,000,000
Amount per unit (in dollars per unit)															$ 0.5513
Subsequent event | TLP
Distributions
Distribution declared per unit (in dollars per unit)																$ 0.665
Amount of distribution declared																8,700,000
Minimum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.337500	0.337500
Minimum | TLP
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.40
First target distribution | Minimum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.337500	0.337500
First target distribution | Minimum | TLP
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.40
First target distribution | Maximum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.388125	0.388125
First target distribution | Maximum | TLP
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.44
Second target distribution | Minimum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.388125	0.388125
Second target distribution | Minimum | TLP
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.44
Second target distribution | Maximum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.421875	0.421875
Second target distribution | Maximum | TLP
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.50
Third target distribution | Minimum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.421875	0.421875
Third target distribution | Minimum | TLP
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.50
Third target distribution | Maximum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.506250	0.506250
Third target distribution | Maximum | TLP
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.60
Thereafter | Minimum
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.506250	0.506250
Thereafter | Minimum | TLP
Distributions
Total Quarterly Distribution per Unit (in dollars per unit)													0.60
Limited Partners
Distributions
Marginal Percentage Interest In Distributions													99.90%	99.90%
Distribution declared per unit (in dollars per unit)													0.5888
Amount Paid to Limited Partner	42,150,000	35,908,000	31,725,000	25,605,000	24,245,000	22,846,000	13,574,000	9,165,000	7,735,000	4,990,000	2,467,000
Limited Partners | TLP
Distributions
Marginal Percentage Interest In Distributions													98.00%
Limited Partners | Subsequent event
Distributions
Amount Paid to Limited Partner															43,737,000
Limited Partners | Common Units
Distributions
Total distributions (in dollars per unit)												$ 0.5888	0.5888
Limited Partners | Subordinated Units
Distributions
Total distributions (in dollars per unit)												$ 0.5888	0.5888
Limited Partners | First target distribution
Distributions
Marginal Percentage Interest In Distributions													99.90%	99.90%
Limited Partners | First target distribution | TLP
Distributions
Marginal Percentage Interest In Distributions													98.00%
Limited Partners | Second target distribution
Distributions
Marginal Percentage Interest In Distributions													86.90%	86.90%
Limited Partners | Second target distribution | TLP
Distributions
Marginal Percentage Interest In Distributions													85.00%
Limited Partners | Third target distribution
Distributions
Marginal Percentage Interest In Distributions													76.90%	76.90%
Limited Partners | Third target distribution | TLP
Distributions
Marginal Percentage Interest In Distributions													75.00%
Limited Partners | Thereafter
Distributions
Marginal Percentage Interest In Distributions													51.90%	51.90%
Limited Partners | Thereafter | TLP
Distributions
Marginal Percentage Interest In Distributions													50.00%
General Partner
Distributions
Marginal Percentage Interest In Distributions													0.10%	0.10%
Incentive distribution to general partner													9,500,000
Distribution declared per unit (in dollars per unit)													0.5888
General Partner | TLP
Distributions
Marginal Percentage Interest In Distributions													2.00%
General Partner | Notional units
Distributions
Total distributions (in dollars per unit)												$ 0.5888	0.5888
General Partner | First target distribution
Distributions
Marginal Percentage Interest In Distributions													0.10%	0.10%
General Partner | First target distribution | TLP
Distributions
Marginal Percentage Interest In Distributions													2.00%
General Partner | Second target distribution
Distributions
Marginal Percentage Interest In Distributions													13.10%	13.10%
General Partner | Second target distribution | TLP
Distributions
Marginal Percentage Interest In Distributions													15.00%
General Partner | Third target distribution
Distributions
Marginal Percentage Interest In Distributions													23.10%	23.10%
General Partner | Third target distribution | TLP
Distributions
Marginal Percentage Interest In Distributions													25.00%
General Partner | Thereafter
Distributions
Marginal Percentage Interest In Distributions													48.10%	48.10%
General Partner | Thereafter | TLP
Distributions
Marginal Percentage Interest In Distributions													50.00%